Trade payables (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Trade Payables

	12.31.2018	12.31.2017
Third parties in Brazil	4,008	3,671
Third parties abroad	1,572	1,380
Related parties	747	716

Balance in current liabilities	6,327	5,767